Goodwill and Intangible Assets (Notes)	12 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The changes in the carrying amount of goodwill are as follows:

	Diversified Industrial Segment	Aerospace Systems Segment	Total
Balance June 30, 2013	$3,125,175	$98,340	$3,223,515
Acquisitions	3,195	—	3,195
Impairment	(140,334)	—	(140,334)
Foreign currency translation and other	84,688	361	85,049
Balance June 30, 2014	$3,072,724	$98,701	$3,171,425
Acquisitions	10,430	—	10,430
Divestitures	(4,757)	—	(4,757)
Foreign currency translation and other	(234,352)	(67)	(234,419)
Balance June 30, 2015	$2,844,045	$98,634	$2,942,679

Acquisitions represent the original goodwill allocation, purchase price adjustments and final adjustments to the purchase price allocation for the acquisitions during the measurement period subsequent to the applicable acquisition dates. The Company's previously reported results of operations and financial position would not be materially different had the goodwill adjustments recorded during 2015 and 2014 been reflected in the same reporting period that the initial purchase price allocations for those acquisitions were made.

In 2014, the Company made a decision to restructure and change the strategic direction of its Worldwide Energy Products Division (EPD). The Company calculated the fair value of EPD using assumptions reflecting the Company's updated strategic direction for this reporting unit, the results of which indicated that the carrying value of EPD exceeded its fair value. As a result, the Company estimated the implied fair value of EPD's goodwill, which resulted in a non-cash impairment charge of $140,334. The impairment charge is reflected in the goodwill and intangible asset impairment caption in the Consolidated Statement of Income and in the other expense (income) caption in the Business Segment Information. The fair value of EPD was calculated using both a discounted cash flow analysis and estimated fair market values of comparable businesses with each valuation method having equal weight. Fair value calculated using a discounted cash flow analysis is classified within level 3 of the fair value hierarchy and requires several assumptions including a risk-adjusted interest rate and future sales and operating margin levels.

The Company's annual impairment tests performed in 2015, 2014 and 2013 resulted in no impairment loss being recognized.
Intangible assets are amortized on a straight-line method over their legal or estimated useful life. The gross carrying value and accumulated amortization for each major category of intangible asset at June 30 are as follows:

	2015		2014
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$149,066	$88,540	$160,030	$86,708
Trademarks	355,108	172,187	391,268	174,114
Customer lists and other	1,369,380	599,388	1,481,560	583,754
Total	$1,873,554	$860,115	$2,032,858	$844,576

During 2015, the Company acquired intangible assets, either individually or as part of a group of assets, with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted-Average Life
Patents	$2,642	12 years
Trademarks	1,093	14 years
Customer lists and other	11,797	16 years
Total	$15,532	15 years

Total intangible amortization expense in 2015, 2014 and 2013 was $109,887, $118,782 and $118,516, respectively. Estimated intangible amortization expense for the five years ending June 30, 2016 through 2020 is $100,289, $95,756, $90,872, $83,257 and $75,588, respectively.

Intangible assets are evaluated for impairment whenever events or circumstances indicate that the undiscounted net cash flows to be generated by their use over their expected useful lives and eventual disposition may be less than their net carrying value. In 2014, in connection with the goodwill impairment review of EPD, the Company determined that certain intangible assets of EPD, primarily trademarks and customer lists, were impaired resulting in the recognition of a non-cash impairment charge of $43,664. The impairment charge is reflected in the goodwill and intangible asset impairment caption in the Consolidated Statement of Income and in the other expense (income) caption in the Business Segment Information. The fair value of EPD's intangible assets were determined using an income approach for the individual intangible assets. Fair value calculated using an income approach is classified within level 3 of the fair value hierarchy and requires several assumptions including future sales and operating margins expected to be generated from the use of the individual intangible asset.